BALANCE SHEETS COMPONENTS - Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tenant allowance receivable	$ 12,905	$ 20,463
Other current assets	313	115
Total other current assets	$ 13,218	$ 20,578